Investment Objectives and Goals - Gateway Trust - Classes A, C, N, and Y	Dec. 31, 2025
Gateway Equity Call Premium Fund
Prospectus [Line Items]
Risk/Return [Heading]	Gateway Equity Call Premium Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks total return with less risk than U.S. equity markets.
Gateway Fund
Prospectus [Line Items]
Risk/Return [Heading]	Gateway Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.